EMPLOYEE BENEFITS (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Post-Employment benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate		6.59%	7.23%
Inflation rate		3.50%	3.50%
Salary growth rate		3.50%	3.50%
Pension growth rate		3.50%	3.50%
Description on actuarial assumption of employee turnover rate	[1]	Tabla de Rotación SoA 2003	Tabla de Rotación SoA 2003
Long-term Benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate		6.33%	7.23%
Inflation rate		3.50%	3.50%
Salary growth rate		3.50%	3.50%
Description on actuarial assumption of employee turnover rate	[1]	Tabla de Rotación SoA 2003	Tabla de Rotación SoA 2003

[1]	For those entities where a sufficiently strong statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.